FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Credit valuation adjustments	$ (33)	$ (44)
Funding valuation adjustments	(50)	(49)
Debit valuation adjustments	4	2
Other valuation adjustments	(839)	(913)
of which: liquidity	(311)	(341)
of which: model uncertainty	(529)	(571)
UBS AG
Entity [Table]
Credit valuation adjustments	(33)	(44)
Funding valuation adjustments	(50)	(49)
Debit valuation adjustments	4	2
Other valuation adjustments	(839)	(913)
of which: liquidity	(311)	(341)
of which: model uncertainty	$ (529)	$ (571)